Trade and Other Receivables and Prepayments, Net Exposure to Credit Risk for Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 461	$ 348
Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%
Past due 1-90 days | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.00%
Past due 1-90 days | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	10.00%
Past due 91-360 days | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	15.00%
Past due 91-360 days | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	25.00%
Past due over 360 days | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	50.00%
Past due over 360 days | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Expected credit losses collectively assessed [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 294
Expected credit losses collectively assessed [member] | Trade receivables [member] | Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	86
Expected credit losses collectively assessed [member] | Trade receivables [member] | Past due 1-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	102
Expected credit losses collectively assessed [member] | Trade receivables [member] | Past due 91-360 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	56
Expected credit losses collectively assessed [member] | Trade receivables [member] | Past due over 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 50